SHARE INCENTIVE PLAN (Summary of Share Options Under the Plan) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Number of shares
Outstanding at the beginning of the period (in shares)	1,409,060	1,418,420
Outstanding at the end of the period (in shares)	1,409,060	1,409,060	1,418,420
Employee Stock Option [Member]
Number of shares
Outstanding at the beginning of the period (in shares)	1,409,060	1,418,420	1,488,696
Forfeited (in shares)		(9,360)	(70,276)
Outstanding at the end of the period (in shares)	1,409,060	1,409,060	1,418,420	1,488,696
Exercisable at the end of the period (in shares)	1,409,060
Vested or expected to vest at the end of the period (in shares)	1,409,060
Weighted average exercise price
Outstanding at the beginning of the period (in dollars per share)	$ 4.00	$ 4.01	$ 4.22
Forfeited (in dollars per share)		11.13	5.10
Outstanding at the end of the period (in dollars per share)	4.00	$ 4.00	$ 4.01	$ 4.22
Exercisable at the end of the period (in dollars per share)	4.00
Vested or expected to vest at the end of the period (in dollars per share)	$ 4.00
Weighted average remaining contractual life
Outstanding at the end of the period	2 years 2 months 12 days	3 years 2 months 12 days	4 years 2 months 12 days	5 years 3 months 11 days
Exercisable at the end of the period	2 years 2 months 12 days
Vested or expected to vest at the end of the period	2 years 2 months 12 days
Weighted average grant-date fair value
Outstanding at the beginning of the period (in dollars per share)	$ 1.32	$ 1.33	$ 1.46
Forfeited (in dollars per share)		6.42	2.25
Outstanding at the end of the period (in dollars per share)	$ 1.32	$ 1.32	$ 1.33	$ 1.46